Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000125239
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class A
Trading Symbol	EMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Empiric Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$245	2.18%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Empiric Fund - Class A
Without Load	25.00%	11.91%	8.34%
With Load	17.81%	10.60%	7.70%
MSCI U.S. Small Cap Index	25.86%	10.47%	9.40%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 25,400,497
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 247,609
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,400,497
Number of Portfolio Holdings	46
Advisory Fee	$247,609
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

C000125240
Shareholder Report [Line Items]
Fund Name	Empiric Fund
Class Name	Class C
Trading Symbol	EMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Empiric Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.
Additional Information Phone Number	(888) 839-7424
Additional Information Website	https://www.empiricfunds.com/index.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$328	2.93%

Expenses Paid, Amount	$ 328
Expense Ratio, Percent	2.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Empiric Fund - Class C	24.08%	11.07%	7.53%
MSCI U.S. Small Cap Index	25.86%	10.47%	9.40%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 25,400,497
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 247,609
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,400,497
Number of Portfolio Holdings	46
Advisory Fee	$247,609
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%